Finance income and costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Finance income
Interest income	$ 1,639	$ 766
Realised gain on sale of investments	1,548
Foreign exchange gain		886
Total finance income	3,187	1,652
Finance costs
Interest expense under the effective interest rate method on:- Loans and borrowings	(33,176)	(26,303)
Interest expense under the effective interest rate method on:- Lease liabilities	(446)	(725)
Debt extinguishment and modification costs	(12,469)
Unwinding of discount on rehabilitation provision	(412)	(532)
Commodity swap loss	(7,794)	(5,714)
Realised loss on warrants redemption		(148)
Realised loss on copper and silver streams	(145)	(29)
Foreign exchange loss	(575)
Finance costs	(55,017)	(33,451)
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(57,298)	(109,323)
Net finance costs	(109,128)	(141,122)
Warrant liability
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(3,769)	(40,845)
Embedded derivative - copper and silver stream agreements
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(20,848)	(27,598)
Embedded derivative - mezzanine debt facility
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments		185
Contingent liability - royalty deed
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(1,304)	(7,213)
Contingent liability - copper consideration
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(25,540)	(10,200)
Commodity swaps
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	(6,587)	(23,157)
Equity instruments
Net change in fair value measurements of financial assets and liabilities
Net change in fair value of financial instruments	$ 750	$ (495)